SHARE CAPITAL	12 Months Ended
Mar. 31, 2025
SHARE CAPITAL

20 SHARE CAPITAL

Under a deemed reverse acquisition (as discussed in note 3), the historical shareholders’ equity of DSL, being the accounting acquirer (legal acquiree) prior to the Transaction is retrospectively adjusted to reflect the legal capital structure of the accounting acquiree (legal acquirer) and the Share Subdivision. This is calculated by using the exchange ratio as determined on the completion of the Transaction being 410 shares in the Company for each DSL share and multiplying by 2 for the impact of Share subdivision. The difference in value of the share capital arising from this conversion versus the share capital amount in DSL is recorded in equity under the capital reserve.

The Shares of the Company have a par value of $0.00005 after the Share Subdivision.

							Share capital
							net of capital
		Share capital		Share	Capital	Warrant	reserve and warrant
	Notes	Shares	Amount	premium	reserve	reserve	reserve
			USD	USD	USD		USD
Balance at 1 April 2022 and 31 March 2023 – pre-recapitalization		11,582	3,725,301	-	-	-	3,725,301
Recapitalization of DSL (1:410 exchange ratio)	(b)	4,737,038	(3,724,826)	-	3,724,826	-	-
Sub-total		4,748,620	475	-	3,724,826	-	3,725,301
Share Subdivision	(c)	4,748,620	-	-	-	-	-
Balance at 31 March 2023 – recapitalized		9,497,240	475	-	3,724,826	-	3,725,301

Balance at 1 April 2023 – pre-recapitalization		11,582	3,725,301	-	-	-	3,725,301
Exercise of share option awards	(a)	44	27,368	-	-	-	27,368
Balance at 31 March 2024 – pre-recapitalization		11,626	3,752,669	-	-	-	3,752,669
Recapitalization of DSL (1:410 exchange ratio)	(b)	4,755,034	(3,752,192)	-	3,752,192	-	-
Sub-total		4,766,660	477	-	3,752,192	-	3,752,669
Founding share of the Company		1	-	-	-	-	-
Sub-total		4,766,661	477	-	3,752,192	-	3,752,669
Share Subdivision	(c)	4,766,661	-	-	-	-	-
Balance at 31 March 2024 – recapitalized		9,533,322	477	-	3,752,192	-	3,752,669

Balance at 1 April 2024 – pre-recapitalization		11,626	3,752,669	-	-	-	3,752,669
Exercise of share option awards (pre-recapitalization)	(d)	44	27,368	-	-	-	27,368
Capital Raise	(e)	5,086	1,346,800	-	-	6,653,200	8,000,000
Pre-recapitalized balance		16,756	5,126,837	-	-	6,653,200	11,780,037
Recapitalization of DSL (1:410 exchange ratio)	(b)	6,853,204	(5,126,150)	-	5,126,150		-
Sub-total		6,869,960	687	-	5,126,150	6,653,200	11,780,037
Founding share of the Company		1	-	-	-		-
Sub-total		6,869,961	687	-	5,126,150	6,653,200	11,780,037
Share Subdivision	(c)	6,869,961	-	-	-		-
Recapitalized balance		13,739,922	687	-	5,126,150	6,653,200	11,780,037
Exercise of share option awards (post-recapitalization)	(f)	1,003,680	50	1,768,661	-	-	1,768,711
Conversion of Preferred Shares	(g)	2,583,820	129	5,610,871	-	-	5,611,000
Conversion of convertible loan notes	(g)	2,347,134	117	6,133,664	-	-	6,133,781
Capitalization of loan from immediate holding company	(h)	731,707	37	2,999,963	-	-	3,000,000
IPO and Exercise of overallotment option	(i)	2,587,500	130	9,176,277	-	-	9,176,407
Issuance of IPO Warrants	(j)	-	-	-	-	72,610,000	72,610,000
Balance at 31 March 2025		22,993,763	1,150	25,689,436	5,126,150	79,263,200	110,079,936

(a)	In October 2023, DSL issued 44 ordinary shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.

(b)	On 15 July 2024, the Company completed a Share Exchange Transaction (the “Transaction”) with DSL and each of the shareholders of DSL. Prior to the Transaction, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the DSL Group. The Transaction resulted in the Company becoming the immediate holding company of DSL and DSL became a wholly owned subsidiary of the Company. The Transaction resulted in one share in DSL being exchanged for four hundred and ten (410) Ordinary Shares.

(c)	On 26 July 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each (the “Share Subdivision”). The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.

(d)	In April 2024, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.

(e)	On May 27, 2024, DSL Group completed the Capital Raise and DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. The warrants have a fair value of $6,653,200 and $1,346,800 being allocated to share capital with a total value recognized in reserves of $8,000,000. These shares equate to 4,170,520 shares post the Recapitalization.

(f)	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.

(g)	On December 20, 2024, the Company’s registration statement Form F-1 being declared effective by the SEC. This resulted in outstanding Preferred Shares converting into 2,583,820 Ordinary Shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, also converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares.

(h)	Pursuant to a triparty loan agreement dated September 30, 2024, $3.0 million loan from Rhino Ventures was capitalized through the issuance of 731,707 Ordinary Shares.

(i)	On January 23, 2025, the Company closed on its IPO of 2,250,000 ordinary shares, par value $0.00005 per share, at a public offering price of $4.10 per ordinary share, for total gross proceeds of $9,225,000, before deducting underwriting discounts, commissions, and other related expenses. The net proceeds amounted to $7,747,756.

On January 27, 2025, the Company also closed on the underwriter’s exercise of the Over-Allotment Option to purchase 337,500 Ordinary Shares pursuant to the Underwriting Agreement. Pursuant to the Over-Allotment Option, the underwriters purchased an additional 337,500 Ordinary Shares at the public offering price of $4.10 per share, resulting in additional gross proceeds of $1.38 million, before deducting underwriting discounts and other related expenses. The net proceeds amounted to $1,261,969.

After giving effect to the full exercise of the Over-Allotment Option, the total number of Ordinary Shares sold by the Company in the IPO increased to 2,587,500 Ordinary Shares. The gross proceeds of $10,608,750 are deducted against the Deferred IPO Expenses of $1,432,343 upon the successful closing of the IPO and share capital of $130 and share premium of $9,176,277 are recognized.

(j)	On January 23, 2025, the Company issued Rhino Ventures 6 tranches of the IPO Warrants (as defined in note 21.2) , with each tranche comprising 2,250,000 warrants, in connection with the IPO. For details, please refer to note 21.2.

314 ordinary shares issued by DSL in March 2022, with recapitalized amount of 257,480 Ordinary Shares, were issued with conditions. The conditions were based on the use of funds and the provision of information by DSL to the shareholder. Should any conditions not be met then there was a 30-day remediation period to resolve the issue. If such issues could not be resolved the shareholder can demand DSL to buy back the investment at the higher of the fair value of the investment or the initial investment value. Such conditions lapsed on the IPO of the Company. Following the successful closing of the IPO on January 23, 2025, the option lapsed accordingly.